Schedule I - Financial Information of Registrant, Notes to Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2017
Turning Point [Member]
Background [Abstract]
Percentage of ownership interest	50.00%		52.10%
Standard Diversified Inc. [Member]
Background [Abstract]
Dividends received	$ 1,772	$ 1,181
Standard Diversified Inc. [Member] | Turning Point [Member]
Background [Abstract]
Percentage of ownership interest	50.00%		52.10%